Related party Transactions - Additional Information (Details)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 20, 2019 USD ($)	Mar. 31, 2019 USD ($) item	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Mar. 14, 2019 item	Dec. 31, 2017 USD ($) [1]
Related Party Transaction [Line Items]
Purchase of crude oil, commitment amount				$ 244,100,000	$ 244,000,000
Intangible assets, net			$ 81,960,331		3,036,352		$ 148,874
Licensed content, current			0		16,958,149		16,958,149
Long term investment			42,159,313		26,408,609		$ 6,975,511
Salary, severance and expenses	$ 837,000	$ 637,000
Due to other related parties			200,000
Short-term Debt			1,914,419		$ 4,140,055
Selling, general and administrative expense
Related Party Transaction [Line Items]
Salary, severance and expenses			837,000
Borrowing from Dr. Wu. and his affiliates
Related Party Transaction [Line Items]
Short-term Debt			$ 1,000,000
GTD
Related Party Transaction [Line Items]
Assets sold under agreements carrying amount		$ 20,400,000
Number of GTB received for services provided to GTD | item		1,250,000
GTD | Digital asset management services
Related Party Transaction [Line Items]
Number of GTB received for services provided to GTD | item						7,083,333
GTD | Animation copy right
Related Party Transaction [Line Items]
Intangible assets, net		$ 200,000
GTD | License content
Related Party Transaction [Line Items]
Licensed content, current		17,000,000
GTD | Nanjing Shengyi Network Technology Co., Ltd
Related Party Transaction [Line Items]
Long term investment		$ 3,200,000
GTD | Nanjing Shengyi Network Technology Co., Ltd | Ideanomics, Inc [Member]
Related Party Transaction [Line Items]
Percentage of ownership interest		13.00%

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited (“Guang Ming”). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)